PACE® Select Advisors Trust

August 12, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated BlackRock Financial Management, Inc. ("BlackRock") as subadvisor to the fund and BlackRock International Limited as sub-sub-advisor to the fund, effective as of the close of business on August 12, 2022. In addition, at the recommendation of UBS AM, the Board has appointed Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Second, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Strategic Fixed Income Investments, a series of the Trust. At the recommendation of UBS AM, the Board has appointed BBH to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

ZS-1181

Third, this supplement updates certain information in the Prospectuses regarding PACE® International Emerging Markets Equity Investments' principal risks.

Lastly, this supplement updates certain information regarding the portfolio management teams of certain subadvisors to PACE® Large Co Value Equity Investments, PACE® Large Co Growth Equity Investments, PACE® International Equity Investments, PACE® International Emerging Markets Equity Investments, PACE® Global Real Estate Securities Investments, and PACE® Alternative Strategies Investments.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Intermediate Fixed Income Investments

All references to "BlackRock Financial Management, Inc." or "BlackRock Financial" as a subadvisor and "BlackRock International Limited" or "BlackRock International" as sub-sub-advisor to PACE Intermediate Fixed Income Investments in the Prospectuses and SAI are hereby deleted.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal investments" on page 10 of the Multi-Class Prospectus, beginning on page 12 of the Class P Prospectus and on page 10 of the Class P2 Prospectus is revised by replacing the first and second sentences of the first paragraph of that section with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), municipal fixed income investments (including tax-exempt municipal securities), corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds) and bank loans.

The same section of each Prospectus is revised by replacing the second sentence of the second paragraph of that section with the following:

The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Management process" beginning on page 10 of the Multi-Class Prospectus, beginning on page 13 of the Class P Prospectus and beginning on page 10 of the Class P2 Prospectus is revised by replacing the fourth paragraph of that section with the following:

The subadvisor utilizes a strategy that seeks to invest in a diversified portfolio of fixed income instruments that are performing, durable, and available at an attractive valuation, including floating or variable rate debt instruments.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal risks" beginning on page 11 of the Multi-Class Prospectus, beginning on page 14 of the Class P

Prospectus and beginning on page 11 of the Class P2 Prospectus is revised by adding the following as principal risks of the fund:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

Structured security risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the fund's investment advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Investment company risk: Investments in open- or closed-end investment companies, including exchange-traded funds ("ETFs"), involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Loan investments risk: In addition to those risks typically associated with investments in debt securities, investments in bank loans are subject to the risk that the collateral securing a loan may not provide sufficient protection to the fund. With respect to participations in loans, the fund's contractual relationship is typically with the lender (rather than the borrower). Consequently, the fund may have limited rights of enforcement against the borrower and assumes the credit risk of both the lender and the borrower. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods that may be longer than seven days. Investments in bank loans may be relatively illiquid, which could adversely affect the value of these investments and the fund's ability to dispose of them.

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. Preferred stocks in which the fund may invest are also sensitive to interest rate changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities. The fund could lose all of its investment in a company's stock.

The same section of each Prospectus is revised by ordering the principal risks of the fund as follows: Interest rate risk; Credit risk; High yield securities ("junk bonds") risk; Mortgage-related securities; Prepayment risk; US government securities risk; Municipal securities risk; Structured security risk; Investment company risk; Portfolio turnover risk; Loan investments risk; Foreign investing risk; Equity risk; Market risk; Liquidity risk; Leverage associated with financial instruments; Derivatives risk; Swap agreement risk; Management risk.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Risk/return bar chart and table" beginning on page 12 of the Multi-Class Prospectus, beginning on page

15 of the Class P Prospectus and beginning on page 12 of the Class P2 Prospectus is revised by replacing the second to last sentence of the first paragraph of that section with the following:

Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of the fund's assets on August 12, 2022.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Investment manager and advisor(s)" on page 13 of the Multi-Class Prospectus, on page 16 of the Class P Prospectus and on page 13 of the Class P2 Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

BBH serves as the fund's subadvisor.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Portfolio management team" on page 13 of the Multi-Class Prospectus, beginning on page 16 of the Class P Prospectus and on page 13 of the Class P2 Prospectus is revised by replacing the second bullet point of that section with the following:

•  BBH—Andrew Hofer, Managing Director, Neil Hohmann, Managing Director, and Paul Kunz, Managing Director, have been portfolio managers of the fund since August 2022.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments" and sub-captioned "Principal investments" on page 78 of the Multi-Class Prospectus, page 81 of the Class P Prospectus and page 77 of the Class P2 Prospectus is revised by replacing the first and second sentences of the first paragraph of that section with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), municipal fixed income investments (including tax-exempt municipal securities), corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds) and bank loans.

The same section of each Prospectus is revised by replacing the last sentence of the first paragraph with the following:

The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments" and sub-captioned "Management process" beginning on page 78 of the Multi-Class Prospectus, beginning on page 81 of the Class P Prospectus and beginning on page 77 of the Class P2 Prospectus is revised by replacing the third through sixth sentences of the first paragraph of that section with the following:

Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH") currently serves as the fund's subadvisor.

The same section of each Prospectus is revised by replacing the fourth paragraph of that section with the following:

BBH seeks to achieve the fund's investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. BBH intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term "performing" indicates that the instrument is making payment of interest and principal on schedule, while the term "durable" signifies BBH's assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. BBH considers an instrument to be "attractively valued" when BBH believes that the instrument's potential total return exceeds that which would be normally justified by the instrument's underlying risks. BBH's investments will primarily be focused on notes and bonds issued by domestic and foreign corporations, financial institutions, the U.S. Government and government agencies and government guaranteed issuers; asset-backed securities, consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities and loan transactions.

BBH's active management approach seeks to build taxable bond portfolios bottom-up, allowing valuation and security selection to drive their portfolio construction. Portfolios include durable, well-managed, appropriately structured credits that BBH believes can be thoroughly researched and understood.

Investment opportunities must meet BBH's proprietary valuation criteria, as well as four essential credit criteria: durability, transparency, excellent management, and appropriate structure.

• Durability: Able to withstand a wide variety of economic conditions.

• Transparency: Can be thoroughly researched and understood.

• Excellent Management: Debt-conscious leaders focused on long-term viability and access to capital markets.

• Appropriate Structure: Appropriate leverage and available resources.

When an instrument is no longer trading at an attractive valuation, according to BBH's framework, the fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment. Thus, the frequency and intensity of valuation opportunities drives the security selection and sector allocation within the fund's portfolio.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-captioned "Additional information about principal risks" beginning on page 115 of the Multi-Class Prospectus, beginning on page 117 of the Class P Prospectus and beginning on page 113 of the Class P2 Prospectus is revised by replacing the column for "PACE Intermediate Fixed Income Investments" with the following:

PACE Intermediate Fixed Income Investments
1	Interest rate risk
2	Credit risk
3	High yield securities ("junk bonds") risk
4	Mortgage-related securities risk
5	Prepayment risk
6	US government securities risk
7	Municipal securities risk
8	Structured security risk
9	Investment company risk
10	Portfolio turnover risk
11	Loan investments risk
12	Foreign investing risk
13	Equity risk
14	Market risk
15	Liquidity risk
16	Leverage associated with financial instruments
17	Derivatives risk
18	Swap agreement risk
19	Management risk

The section captioned "Management" and sub-captioned "PACE Intermediate Fixed Income Investments" on page 147 of the Multi-Class Prospectus, on page 146 of the Class P Prospectus and on page 137 of the Class P2 Prospectus is revised by replacing that section in its entirety with the following:

Brown Brothers Harriman & Co. ("BBH&Co."), through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), serves as subadvisor for PACE Intermediate Fixed Income Investments. BBH&Co. is a New York limited partnership, located at 140 Broadway, New York, NY 10005 and was established in 1818. BBH&Co. is registered with the SEC as an investment adviser, and BBH makes the day-to-day investment decisions for the fund, places the purchase and sale orders for the portfolio transactions of the fund, and generally manages the fund's portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. As of June 30, 2022, BBH&Co. managed total assets of approximately $79.2 billion.

Andrew Hofer is a Managing Director of BBH&Co. with 34 years of combined industry and investment experience. He joined BBH&Co. in 1988 and has served as a Managing Director since January 2000.

Neil Hohmann is a Managing Director of BBH&Co. with 25 years of investment experience. He joined BBH&Co. in 2006. Mr. Hohmann has served as a Managing Director since January 2018 and prior to then, served as a Senior Vice President from 2010 to 2017.

Paul Kunz is a Managing Director of BBH&Co. with 25 years of investment experience. He joined BBH&Co. in 2013. Mr. Kunz has served as a Managing Director since January 2022 and prior to then, served as a Senior Vice President from 2013 to 2021.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Intermediate Fixed Income Investments" beginning on page 5 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

PACE Intermediate Fixed Income Investments has an investment objective of current income, consistent with reasonable stability of principal. Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH") currently serves as the fund's subadvisor. The fund invests in bonds of varying maturities. It normally limits its overall portfolio "duration" to within +/- 50% of the duration of the Bloomberg US Aggregate Bond Index, as calculated by the investment advisor. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), municipal fixed income investments (including tax-exempt municipal securities), corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds) and bank loans (including loan participations and assignments). The fund may invest in bonds that are investment grade at the time of purchase. The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund generally considers "emerging market countries" to be those countries not included in the Morgan Stanley Capital International World Index of major world economies. The fund may invest up to 10% of its total assets in tax-exempt municipal securities. The fund's investments may include certain zero coupon securities that are US Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts. The fund may not invest more than 5% of its net assets in any combination of interest-only, principal-only and inverse floating rate securities, including those that are not mortgage- or asset-backed securities. The fund's investments in bank loans may be subject to certain limitations, such as limitations on non-investment grade securities and illiquid investments. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks. The fund may, but is not required to, invest in derivatives for risk management purposes or to attempt to increase total returns.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Intermediate Fixed Income Investments" on page 98 of the SAI is revised by replacing the first and second sentences of the first paragraph of that section with the following:

Under the current Advisory Agreement for this fund with Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), UBS AM (not the fund) pays BBH a fee based on the fund's average daily net assets.

The same section of the SAI is revised by replacing the second paragraph of that section with the following:

BBH is wholly owned by the partners of Brown Brothers Harriman & Co., a New York limited partnership.

The section captioned "Proxy voting policies and procedures" and sub-captioned "PACE Intermediate Fixed Income Investments" beginning on page 118 of the SAI is revised by replacing the caption of that section with the following:

PACE Intermediate Fixed Income Investments—Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department

The same section of the SAI is revised by replacing that section in its entirety with the following:

To the extent that the fund's Board has delegated the responsibility to vote proxies on the securities held in the fund's portfolio to the subadviser and in order to mitigate any potential conflict of interest, BBH has retained an independent third-party proxy agent ("Proxy Agent") to recommend how to vote the fund's proxies.

BBH has adopted proxy voting policies and procedures concerning the voting of proxies of its funds clients (the "Proxy Policy and Procedures"). Pursuant to the Proxy Policy and Procedures, BBH reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion. The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change. The Proxy Agent maintains proxy guidelines, reviewed at least annually by BBH, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders. Whether the Proxy Agent or BBH supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

The section captioned "Portfolio managers" and sub-captioned "PACE Intermediate Fixed Income Investments—BlackRock Financial Management, Inc." beginning on page 175 of the SAI is revised by replacing the caption of that section with the following:

PACE Intermediate Fixed Income Investments—Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department

The same section of the SAI is revised by replacing that section in its entirety with the following:

Andrew P. Hofer, Neil Hohmann and Paul Kunz, are the portfolio managers primarily responsible for the day-to-day management of the fund. The following tables provide information relating to other accounts managed by the portfolio managers as of June 30, 2022:

Andrew P. Hofer:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	3	6	131
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	4
Assets Managed (in millions)	$13,933	$1,753	$21,722
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$61	$822

Neil Hohmann:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	6	131
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	4
Assets Managed (in millions)	$9,967	$1,753	$21,722
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$61	$822

Paul Kunz:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	1	2	14
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$553	$508	$7,914
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$279

Potential Conflicts of Interest. BBH provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the fund. In addition, certain of such clients (including the fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the fund.

BBH has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH monitors a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. BBH has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding BBH is set forth in BBH's Form ADV. A copy of Part 1 and Part 2A of BBH's Form ADV is available on the SEC's website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH manages funds and accounts of clients other than the fund ("Other Clients"). In general, BBH faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the fund and Other Clients. Investments made by the fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the fund. Certain other conflicts of interest may arise in connection with a portfolio manager's management of the fund's investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the fund. From time to time, BBH sponsors other investment pools and accounts which engage in the same or similar businesses as the fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Compensation. Messrs. Hofer, Hohmann and Kunz are Managing Directors of BBH&Co. (collectively "Managing Directors"). The Managing Directors receive a fixed base salary that is based on their individual experience and performance, and which is consistent with the salaries paid to other managing directors of BBH&Co. In addition, the Managing Directors receive incentive compensation ("Incentive Compensation") which includes an annual bonus ("Annual Bonus"), a share in BBH&Co. profits that is allocated to all managing directors of BBH&Co., and participation in a profit-sharing plan that applies to all BBH&Co. employees. The Annual Bonus is based on their performance, the investment performance of their respective Funds and other portfolios co-managed by the Managing Directors, and their leadership, collaboration, and communication skills, A portion of the Incentive Compensation is awarded through participation in a long-term incentive plan that vests over time, and the remainder is paid in cash.

Ownership of fund shares. As of June 30, 2022, the portfolio managers did not own shares of the fund.

II. PACE Strategic Fixed Income Investments

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Principal investments" on page 15 of the Multi-Class Prospectus, on page 18 of the Class P Prospectus and on page 15 of the Class P2 Prospectus is revised by replacing the first and second sentences of the second paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, repurchase agreements, municipals, structured notes, bank loans, and money market instruments (including commercial paper and certificates of deposit).

The same section of each Prospectus is revised by adding the following as the last sentence of the second paragraph of that section:

The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Management process" beginning on page 15 of the Multi-Class Prospectus, beginning on page 18 of the

Class P Prospectus and beginning on page 15 of the Class P2 Prospectus is revised by adding the following bullet point to the last paragraph of that section:

•  A strategy that seeks to invest in a diversified portfolio of fixed income instruments that are performing, durable, and available at an attractive valuation, including floating or variable rate debt instruments.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Principal risks" beginning on page 16 of the Multi-Class Prospectus, beginning on page 19 of the Class P Prospectus and beginning on page 16 of the Class P2 Prospectus is revised by adding the following as principal risks of the fund:

Investment company risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Loan investments risk: In addition to those risks typically associated with investments in debt securities, investments in bank loans are subject to the risk that the collateral securing a loan may not provide sufficient protection to the fund. With respect to participations in loans, the fund's contractual relationship is typically with the lender (rather than the borrower). Consequently, the fund may have limited rights of enforcement against the borrower and assumes the credit risk of both the lender and the borrower. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods that may be longer than seven days. Investments in bank loans may be relatively illiquid, which could adversely affect the value of these investments and the fund's ability to dispose of them.

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. Preferred stocks in which the fund may invest are also sensitive to interest rate changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities. The fund could lose all of its investment in a company's stock.

The same section of each Prospectus is revised by ordering the principal risks of the fund as follows: Credit risk; Interest rate risk; High yield securities ("junk bonds") risk; Mortgage-related securities; Prepayment risk; US government securities risk; Structured security risk; Foreign investing risk; Foreign currency risk; Municipal securities risk; Repurchase agreement risk; Investment company risk; Loan investments risk; Equity risk; Portfolio turnover risk; Market risk; Liquidity risk; Leverage associated with financial instruments; Derivatives risk; Swap agreement risk; Management risk; Multi-manager risk.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Risk/return bar chart and table" beginning on page 18 of the Multi-Class Prospectus, beginning on page 21 of the Class P Prospectus and beginning on page 18 of the Class P2 Prospectus is revised by adding the following as the second to last sentence of the first paragraph of that section:

Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of a separate portion of the fund's assets on August 12, 2022.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Investment manager and advisor(s)" on page 19 of the Multi-Class Prospectus, on page 22 of the Class P

Prospectus and on page 19 of the Class P2 Prospectus is revised by replacing the second sentence of the first paragraph of that section with the following:

PIMCO, Neuberger Berman and BBH currently serve as the fund's subadvisors.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Portfolio management team" on page 19 of the Multi-Class Prospectus, on page 22 of the Class P Prospectus and on page 19 of the Class P2 Prospectus is revised by adding the following as the last bullet point of that section:

•  BBH—Andrew Hofer, Managing Director, Neil Hohmann, Managing Director, and Paul Kunz, Managing Director, have been portfolio managers of the fund since August 2022.

The section captioned "More information about the funds—PACE Strategic Fixed Income Investments" and sub-captioned "Principal investments" on page 80 of the Multi-Class Prospectus, page 83 of the Class P Prospectus and page 79 of the Class P2 Prospectus is revised by replacing the first sentence of the second paragraph of that section with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities.

The same section of each Prospectus is revised by adding the following as the last sentence of the second paragraph:

The fund may also invest in bank loans and in equity securities, such as preferred shares and securities convertible into stocks.

The section captioned "More information about the funds—PACE Strategic Fixed Income Investments" and sub-captioned "Management process" beginning on page 81 of the Multi-Class Prospectus, page 84 of the Class P Prospectus and beginning on page 80 of the Class P2 Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Pacific Investment Management Company LLC ("PIMCO"), Neuberger Berman Investment Advisers LLC ("Neuberger Berman") and Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH") currently serve as the fund's subadvisors.

The same section of each Prospectus is revised by adding the following as the seventh through tenth paragraphs of that section:

BBH seeks to achieve the fund's investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. BBH intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term "performing" indicates that the instrument is making payment of interest and principal on schedule, while the term "durable" signifies BBH's assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. BBH considers an instrument to be "attractively valued" when BBH believes that the instrument's potential total return exceeds that which would be normally justified by the instrument's underlying risks. BBH's investments will primarily be focused on notes and bonds issued by domestic and foreign corporations, financial institutions, the U.S. Government and government agencies and government guaranteed issuers; asset-backed securities, consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities and loan transactions.

BBH's active management approach seeks to build taxable bond portfolios bottom-up, allowing valuation and security selection to drive their portfolio construction. Portfolios include durable, well-managed, appropriately structured credits that BBH believes can be thoroughly researched and understood.

Investment opportunities must meet BBH's proprietary valuation criteria, as well as four essential credit criteria: durability, transparency, excellent management, and appropriate structure.

•  Durability: Able to withstand a wide variety of economic conditions.

•  Transparency: Can be thoroughly researched and understood.

•  Excellent Management: Debt-conscious leaders focused on long-term viability and access to capital markets.

•  Appropriate Structure: Appropriate leverage and available resources.

When an instrument is no longer trading at an attractive valuation, according to BBH's framework, the fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment. Thus, the frequency and intensity of valuation opportunities drives the security selection and sector allocation within the fund's portfolio.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-captioned "Additional information about principal risks" beginning on page 115 of the Multi-Class Prospectus, beginning on page 117 of the Class P Prospectus and page 113 of the Class P2 Prospectus is revised by replacing the column for "PACE Strategic Fixed Income Investments" with the following:

PACE Strategic Fixed Income Investments
1	Credit risk
2	Interest rate risk
3	High yield securities ("junk bonds") risk
4	Mortgage-related securities risk
5	Prepayment risk
6	US government securities risk
7	Structured security risk
8	Foreign investing risk
9	Foreign currency risk
10	Municipal securities risk
11	Repurchase agreement risk
12	Investment company risk
13	Loan investments risk
14	Equity risk
15	Portfolio turnover risk
16	Market risk
17	Liquidity risk

PACE Strategic Fixed Income Investments
18	Leverage associated with financial instruments
19	Derivatives risk
20	Swap agreement risk
21	Management risk
22	Multi-manager risk

The section captioned "Management" and sub-captioned "PACE Strategic Fixed Income Investments" beginning on page 147 of the Multi-Class Prospectus, beginning on page 146 of the Class P Prospectus and beginning on page 137 of the Class P2 Prospectus is revised by replacing the first sentence of the first paragraph of that section with the following:

Pacific Investment Management Company LLC ("PIMCO"), Neuberger Berman Investment Advisers LLC ("Neuberger Berman") and Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), serve as subadvisors for PACE Strategic Fixed Income Investments.

The same section of each Prospectus is revised by adding the following as the last paragraphs of that section:

Brown Brothers Harriman & Co. ("BBH&Co."), through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), serves as subadvisor for PACE Intermediate Fixed Income Investments. BBH&Co. is a New York limited partnership, located at 140 Broadway, New York, NY 10005 and was established in 1818. BBH&Co. is registered with the SEC as an investment adviser and BBH makes the day-to-day investment decisions for the fund, places the purchase and sale orders for the portfolio transactions of the fund, and generally manages the fund's portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. As of June 30, 2022, BBH&Co. managed total assets of approximately $79.2 billion.

Andrew Hofer is a Managing Director of BBH&Co. with 34 years of combined industry and investment experience. He joined BBH&Co. in 1988 and has served as a Managing Director since January 2000.

Neil Hohmann is a Managing Director of BBH&Co. with 25 years of investment experience. He joined BBH&Co. in 2006. Mr. Hohmann has served as a Managing Director since January 2018 and prior to then, served as a Senior Vice President from 2010 to 2017.

Paul Kunz is a Managing Director of BBH&Co. with 25 years of investment experience. He joined BBH&Co. in 2013. Mr. Kunz has served as a Managing Director since January 2022 and prior to then, served as a Senior Vice President from 2013 to 2021.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Strategic Fixed Income Investments" beginning on page 6 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

Pacific Investment Management Company LLC ("PIMCO"), Neuberger Berman Investment Advisers LLC ("Neuberger Berman") and Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), currently serve as the fund's subadvisors.

The same section of the SAI is revised by replacing the fourth and fifth sentences of the first paragraph of that section with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, repurchase agreements, municipals, structured notes, bank loans (including loan participations and assignments) and money market instruments (including commercial paper and certificates of deposit).

The same section of the SAI is revised by adding the following as the sixth and seventh sentences of the first paragraph:

The fund's investments in bank loans may be subject to certain limitations, such as limitations on non-investment grade securities and illiquid investments. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Strategic Fixed Income Investments" on page 98 of the SAI is revised by replacing the first sentence of the first paragraph of that section with the following:

Under the current Advisory Agreements for this fund with Pacific Investment Management Company LLC ("PIMCO"), Neuberger Berman Investment Advisers LLC ("Neuberger Berman") and Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), UBS AM (not the fund) pays PIMCO, Neuberger Berman and BBH a fee based on the fund's average daily net assets that each manages.

The same section of the SAI is revised by adding the following as the last paragraph of that section:

BBH is wholly owned by the partners of Brown Brothers Harriman & Co., a New York limited partnership.

The section captioned "Proxy voting policies and procedures" and sub-captioned "PACE Strategic Fixed Income Investments" beginning on page 120 of the SAI is revised by replacing the caption of that section with the following:

PACE Strategic Fixed Income Investments—Pacific Investment Management Company LLC, Neuberger Berman Investment Advisers LLC, and Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department

The same section of the SAI is revised by adding the following as the last paragraph of that section:

Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department. For information regarding the proxy voting policies of BBH, please see the above language in this section under "PACE Intermediate Fixed Income Investments."

The section captioned "Portfolio managers" and sub-captioned "PACE Strategic Fixed Income Investments—Pacific Investment Management Company LLC and Neuberger Berman Investment Advisers

LLC" beginning on page 178 of the SAI is revised by replacing the caption of that section with the following:

PACE Strategic Fixed Income Investments—Pacific Investment Management Company LLC, Neuberger Berman Investment Advisers LLC, and Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department

The same section of the SAI is revised by adding the following as the last sub-section of that section:

Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department.

For information regarding other accounts managed by the portfolio managers of BBH, please see the above language in this section under "PACE Intermediate Fixed Income Investments—Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department."

Conflicts of Interest. For more information regarding potential conflicts of interest of BBH, please see the above language in this section under "PACE Intermediate Fixed Income Investments—Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department."

Compensation. For more information regarding the compensation policies of BBH, please see the above language in this section under "PACE Intermediate Fixed Income Investments—Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department."

Ownership of fund shares. As of June 30, 2022, the portfolio managers did not own shares of the fund.

III. PACE International Emerging Markets Equity Investments

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Principal risks" beginning on page 59 of the Multi-Class Prospectus, beginning on page 61 of the Class P Prospectus and beginning on page 59 of the Class P2 Prospectus is revised by adding the following as the seventh through ninth paragraphs of that section:

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan tend to be lower than such standards in more developed economies.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.

Additionally, emerging market countries, such as China, may subject the fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the fund.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-captioned "Additional information about principal risks" beginning on page 115 of the Multi-Class Prospectus, beginning on page 117 of the Class P Prospectus and beginning on page 113 of the Class P2 Prospectus is revised by replacing the column for "PACE International Emerging Markets Equity Investments" with the following:

PACE International Emerging Markets Equity Investments
1	Equity risk
2	Foreign investing risk
3	Emerging market risk
4	Foreign currency risk
5	Foreign custody risk
6	Geographic concentration risk
7	China risk
8	Limited capitalization risk
9	High yield securities ("junk bonds") risk
10	Market risk
11	Investment company risk
12	Model and data risk
13	Credit risk
14	Interest rate risk
15	Management risk
16	Multi-manager risk

The same section of the prospectuses is revised by adding the following as the third paragraph after the charts in that section:

China risk (principal risk for PACE International Emerging Markets Equity Investments and non-principal risk for PACE Global Fixed Income Investments). There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan tend to be lower than such standards in more developed economies.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity.

A fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity ("VIE"). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. Investments through a VIE structure are subject to the risk that the VIE will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE's arrangements, or contracts between the VIE and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the fund's associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company.

Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, natural disasters, public health threats or adverse investor perceptions, whether or not accurate.

Reduction in spending on Chinese products and services, a slowdown in the housing construction and development markets, institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. Trade disputes may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on the fund's performance.

Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-captioned "Additional (non-principal) risks" beginning on page 125 of the Multi-Class Prospectus, beginning on page 128 of the Class P Prospectus and beginning on page 124 of the Class P2 Prospectus is revised by deleting the first six paragraphs of that section in their entirety.

IV. Changes to Certain Portfolio Management Teams

All references to W. Michael Reckmeyer III as a portfolio manager for Wellington Management Company LLP's portion of PACE Large Co Value Equity Investments in the Prospectuses and SAI are hereby deleted.

All references to Brian Beitner as a portfolio manager for Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated's portion of PACE International Equity Investments in the Prospectuses and SAI are hereby deleted.

All references to Jack Murphy as a portfolio manager for William Blair Investment Management, LLC's portion of PACE International Emerging Markets Equity Investments in the Prospectuses and SAI are hereby deleted.

All references to Dennis Bein as a portfolio manager for Allspring Global Investments, LLC's portion of PACE Alternative Strategies Investments in the Prospectuses and SAI are hereby deleted.

All references to Jenny Yan as a portfolio manager for PCJ Investment Counsel Ltd.'s portion of PACE Alternative Strategies Investments in the Prospectuses and SAI are hereby deleted.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Portfolio management team" on page 42 of the Multi-Class Prospectus, page 44 of the Class P Prospectus and page 42 of the Class P2 Prospectus is revised by replacing the third bullet point of that section with the following:

•  GQG—Rajiv Jain, Chairman and Chief Investment Officer, and James Anders, CFA, Senior Investment Analyst and Portfolio Manager, have been portfolio managers of the fund since December 2021. Brian Kersmanc, Senior Investment Analyst and Portfolio Manager, and Sudarshan Murthy, CFA, Senior Investment Analyst and Portfolio Manager, have been portfolio managers of the fund since July 2022.

The section captioned "Management" and sub-captioned "PACE Large Co Growth Equity Investments" beginning on page 152 of the Multi-Class Prospectus, beginning on page 151 of the Class P Prospectus and beginning on page 142 of the Class P2 Prospectus is revised by replacing the seventh through ninth paragraphs of that section with the following:

GQG is a Delaware limited liability company founded in 2016 and its principal place of business is located at 450 East Las Olas Boulevard, Suite 750, Fort Lauderdale, Florida 33301. GQG provides investment management services for institutions, mutual funds and other investors using emerging markets, global, international and US equity investment strategies. GQG is a subsidiary of GQG Partners Inc., a Delaware corporation that is listed on the Australian Securities Exchange. As of October 31, 2021, GQG had approximately $90.4 billion in assets under management. Under normal circumstances, Rajiv Jain, James Anders, Brian Kersmanc and Sudarshan Murthy are jointly and primarily responsible for the day-to-day management of GQG's portion of the fund. Investment decisions are typically made collaboratively, although, as Chief Investment Officer, Rajiv Jain has the right to act unilaterally.

Rajiv Jain, Chairman and Chief Investment Officer of GQG, serves as a portfolio manager for the portion of the fund managed by GQG. Prior to joining GQG in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management ("Vontobel"). He joined Vontobel in 1994 as a co-portfolio manager of its international equity portfolios.

James Anders, CFA, Senior Investment Analyst at GQG, serves as a portfolio manager of the portion of the fund managed by GQG. Prior to joining GQG in 2017, Mr. Anders was a Senior Vice President and research analyst at Mercator Asset Management, where his regional research responsibilities included Benelux and Latin America. From 2008 to 2013, Mr. Anders served as a research analyst at Consilium Investment Management. Earlier in his career, he served as a Senior Analyst with SGS Asset Management from 2002 to 2008. Mr. Anders began his investment career in 1993, serving in a variety of investment roles with several boutique investment firms.

Brian Kersmanc, Senior Investment Analyst at GQG, serves as a portfolio manager of the portion of the fund managed by GQG. Prior to joining GQG in 2016, Mr. Kersmanc spent six years at Jennison Associates, where he served most recently as an analyst on the Small/Midcap Equity Research team, focusing on a wide array of sectors from real estate equities including building products manufacturers, title insurers, and homebuilders to industrials competing in the aerospace and automotive end markets. Prior to Jennison, Mr. Kersmanc began his career at Brown Brothers Harriman in 2008.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser, serves as a portfolio manager of the portion of the fund managed by GQG. Prior to joining GQG in 2016, Mr. Murthy was a generalist analyst in Asian equities at Matthews International Capital from 2011 to 2016 and a sell-side research associate at Sanford C. Bernstein from 2010 to 2011. Earlier in his career, he held various operational roles in the IT services industry, including at Infosys from 2001 to 2006.

The section captioned "Portfolio managers" and sub-captioned "PACE Large Co Growth Equity Investments—J.P. Morgan Investment Management Inc., GQG Partners LLC and Polen Capital Management, LLC" and sub-sub-captioned "GQG Partners LLC" beginning on page 199 of the SAI is revised by replacing the first paragraph of the second sub-section of that section in its entirety with the following:

Rajiv Jain, James Anders, Sudarshan Murthy, and Brian Kersmanc are the portfolio managers primarily responsible for the day-to-day management of the portion of the fund's assets allocated to GQG. The following tables provide information relating to other accounts managed by the portfolio managers as of October 31, 2021 (in the case of Messrs. Jain and Anders) or May 31, 2022 (in the case of Messrs. Murthy and Kersmanc):

The same section of the SAI is revised by inserting the following as the last charts of that section:

Sudarshan Murthy:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Brian Kersmanc:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$47	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The same section of the SAI is revised by replacing the last two paragraphs of that section in their entirety with the following:

Compensation. Each portfolio manager receives a fixed salary, retirement benefits, investment management services from GQG, and, in the case of Messrs. Anders, Kersmanc and Murthy, variable compensation, which includes a discretionary annual bonus that is based on both a qualitative and quantitative evaluation of the portfolio manager's performance and GQG's overall performance and profitability. A portion of the discretionary annual bonus is typically paid in cash each year, and the remainder of the bonus is normally allocated to a deferred compensation plan, subject to a vesting schedule and paid out over time (e.g., 3 years). Amounts deferred under the plan earn the rate of return earned by the institutional shares class of a proprietary mutual fund advised by GQG, calculated gross of management fees but net of other operating expenses. No portfolio manager's compensation is directly based on the value of assets in a fund's portfolio. In addition, from time-to-time, employees of GQG, including Messrs. Anders, Kersmanc and Murthy, may receive an award of restricted stock units in GQG's parent company, GQG Partners Inc. The grant of any such award is subject to the discretion of the Board of Directors of GQG Partners Inc.

Ownership of fund shares. As of October 31, 2021, Messrs. Jain and Anders did not own shares of the fund. As of May 31, 2022, Messrs. Murthy and Kersmanc did not own shares of the fund.

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Portfolio management team" on page 62 of the Multi-Class Prospectus, page 64 of the Class P Prospectus and page 62 of the Class P2 Prospectus is revised by replacing the third bullet point of that section with the following:

•  William Blair—Todd M. McClone, Partner of William Blair, has been a portfolio manager of the fund since 2011. Ken McAtamney and Hugo Scott-Gall, Partners of William Blair, have been portfolio managers of the fund since January 2022.

The section captioned "Management" and sub-captioned "PACE International Emerging Markets Equity Investments" beginning on page 156 of the Multi-Class Prospectus, beginning on page 155 of the Class P Prospectus and beginning on page 146 of the Class P2 Prospectus is revised by adding the following as the eighth and ninth paragraphs of that section:

Ken McAtamney, Partner, is the head of the global equity team and a portfolio manager for William Blair's international growth, global leaders, international leaders, and emerging markets leaders strategies. Ken is also a member of the Investment Management leadership team. He was previously co-director of research and a mid-large-cap industrials and healthcare analyst. Before joining William Blair in 2005, Ken was a vice president at

Goldman Sachs and Co., where he was responsible for institutional equity research coverage for both international and US equity. Before that, he was a corporate banking officer with NBD Bank.

Hugo Scott-Gall, Partner, is a portfolio manager for the global leaders and emerging markets leaders strategies, and Co-Director of Research for the global equity team. Before joining William Blair in 2018, Hugo was a managing director and head of the thematic research team at Goldman Sachs. In that role, he managed a global team of approximately 15 people who investigated thematic changes, analyzed their effects across industries, and sought to identify long-term structurally advantaged companies. He and his team produced Fortnightly Thoughts, a publication offering thematic insights across sectors, and GS Sustain, a long-term-focused publication that sought to find best-in-breed companies, with environmental, social, and governance (ESG) analysis forming an integral part of the process. He also oversaw GS Dataworks, a team that used alternative data to augment fundamental research. Before his move into thematic research, Hugo was an equity research analyst covering European transportation companies. Before joining Goldman Sachs, he was an equity research analyst at Fidelity Investments.

The section captioned "Portfolio managers" and sub-captioned "PACE International Emerging Markets Equity Investments—Mondrian Investments Partners Limited, William Blair Investment Management, LLC, RWC Asset Advisors (US) LLC and ARGA Investment Management, LP." and sub-sub-captioned "William Blair Investment Management, LLC" beginning on page 224 of the SAI is revised by replacing the first paragraph of that sub-section in its entirety with the following:

Todd McClone, Ken McAtamney and Hugo Scott-Gallare are the portfolio managers primarily responsible for the day-to-day management of the portion of the fund's assets allocated to William Blair. The following tables provide information relating to other accounts managed by the portfolio managers as of July 31, 2021 (in the case of Mr. McClone) or June 30, 2022 (in the case of Messrs. McAtamney and Scott-Gallare):

The same sub-section of the SAI is revised by inserting the following as the last charts of that section:

Ken McAtamney:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	13	34	53
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$7,340	$6,532	$11,418
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Hugo Scott-Gallare:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	3	18	11
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$832	$3,418	$3,447
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The same section of the SAI is revised by replacing the last two paragraphs of that sub-section in their entirety with the following:

Compensation. The compensation of William Blair's portfolio managers is based on the firm's mission: "Empower Colleagues, Deliver Client Success and Engage in our Communities." Messrs. McClone, McAtamney and Scott-Gall are partners of William Blair, and their compensation consists of a fixed base salary, a share of the firm's profits and, in most instances, a discretionary bonus. The discretionary bonus as well as any potential changes to the partners' ownership stakes are determined by the head of William Blair's Investment Management Department and William Blair's Executive Committee, and are based on both quantitative and qualitative factors, rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to William Blair and its clients. Changes in ownership stake are based on an individual's sustained, multi-year contribution to long-term investment performance, and to William Blair's revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one (albeit with many checks and balances and quantitative inputs) that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account. In addition, there is no formula for evaluating the factors.

Ownership of fund shares. As of July 31, 2021, Mr. McClone did not own shares of the fund. As of June 30, 2022, Messrs. McAtamney and Scott-Gallare did not own shares of the fund.

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Portfolio management team" on page 67 of the Multi-Class Prospectus, page 69 of the Class P Prospectus and page 67 of the Class P2 Prospectus is revised by replacing the second bullet point of that section with the following:

•  MFS—Rick Gable, Investment Officer, has been a portfolio manager of the fund since March 2021. Mark Syn, Investment Officer, has been a portfolio manager of the fund since March 2022.

The section captioned "Management" and sub-captioned "PACE Global Real Estate Securities Investments" on page 158 of the Multi-Class Prospectus, page 157 of the Class P Prospectus and page 148 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

Mr. Syn has been employed in the investment area of MFS since October 2018. Prior to October 2018, Mr. Syn served as a Managing Director, Portfolio Manager, and Analyst at Wellington Management.

The section captioned "Portfolio managers" and sub-captioned "PACE Global Real Estate Securities Investments—Massachusetts Financial Services Company, doing business as MFS Investment Management." beginning on page 229 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

Rick Gable and Mark Syn are the portfolio managers primarily responsible for the day-to-day management of the fund. The following tables provide information relating to other accounts managed by the Messrs. Gable and Syn as of July 31, 2021 (in the case of Mr. Gable) or June 30, 2022 (in the case of Mr. Syn):

The same section of the SAI is revised by inserting the following as the last chart of that section:

Mark Syn:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	5	2	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,799.9	$128.5	$1,488.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The same section of the SAI is revised by replacing the thirteenth paragraph of that section in its entirety with the following:

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, 10-, 5-, 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices ("benchmarks"). For Rick Gable and Mark Syn, the FTSE EPRA Nareit Developed Real Estate Index (net div) is used to measure the performance of the fund.

The same section of the SAI is revised by replacing the last paragraph of that section in its entirety with the following:

Ownership of fund shares. As of July 31, 2021, Mr. Gable did not own shares of the fund. As of June 30, 2022, Mr. Syn did not own shares of the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

This page intentionally left blank.

This page intentionally left blank.

© UBS 2022. All rights reserved.
UBS Asset Management (Americas) Inc.